9. Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details
Operating loss carry-forwards	$ 106,847	$ 83,157
Less: valuation allowance	(106,847)	(83,157)
Net Deferred Tax Assets	$ 0	$ 0